Quarterly Holdings Report
for

Fidelity® Value Discovery Fund

April 30, 2021

FVD-QTLY-0621
1.800366.117

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
COMMUNICATION SERVICES - 10.6%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	807,900	$46,688,541
Entertainment - 0.3%
Lions Gate Entertainment Corp. Class B (a)	682,677	8,601,730
Interactive Media & Services - 2.5%
Alphabet, Inc. Class A (a)	26,848	63,186,768
Facebook, Inc. Class A (a)	43,800	14,238,504
		77,425,272
Media - 5.4%
Comcast Corp. Class A	1,664,903	93,484,303
Fox Corp. Class A	255,311	9,553,738
Interpublic Group of Companies, Inc.	1,465,845	46,540,579
WPP PLC	1,406,800	18,966,646
		168,545,266
Wireless Telecommunication Services - 0.9%
T-Mobile U.S., Inc.	220,600	29,147,878

TOTAL COMMUNICATION SERVICES		330,408,687

CONSUMER DISCRETIONARY - 6.3%
Auto Components - 0.9%
Lear Corp.	147,300	27,079,632
Household Durables - 0.8%
Newell Brands, Inc.	342,000	9,220,320
Whirlpool Corp.	68,595	16,219,288
		25,439,608
Multiline Retail - 1.1%
Dollar General Corp.	158,400	34,016,400
Specialty Retail - 1.5%
Best Buy Co., Inc.	254,500	29,590,715
Lowe's Companies, Inc.	97,200	19,075,500
		48,666,215
Textiles, Apparel & Luxury Goods - 2.0%
PVH Corp.	332,328	37,612,883
Tapestry, Inc.	519,000	24,834,150
		62,447,033

TOTAL CONSUMER DISCRETIONARY		197,648,888

CONSUMER STAPLES - 6.6%
Beverages - 0.4%
C&C Group PLC (United Kingdom) (a)	3,298,110	13,491,480
Food & Staples Retailing - 1.6%
Kroger Co.	812,200	29,677,788
U.S. Foods Holding Corp. (a)	439,000	18,200,940
		47,878,728
Food Products - 1.8%
Mondelez International, Inc.	713,900	43,412,259
Tyson Foods, Inc. Class A	176,000	13,631,200
		57,043,459
Household Products - 2.8%
Procter & Gamble Co.	427,400	57,023,708
Reckitt Benckiser Group PLC	264,700	23,568,271
Spectrum Brands Holdings, Inc.	80,049	7,055,519
		87,647,498

TOTAL CONSUMER STAPLES		206,061,165

ENERGY - 1.3%
Energy Equipment & Services - 0.2%
Hoegh LNG Partners LP (b)	379,295	6,334,227
Oil, Gas & Consumable Fuels - 1.1%
Parex Resources, Inc. (a)	1,204,400	22,683,855
Teekay LNG Partners LP	825,199	12,295,465
		34,979,320

TOTAL ENERGY		41,313,547

FINANCIALS - 19.4%
Banks - 7.7%
Bank of America Corp.	1,962,700	79,548,231
Cullen/Frost Bankers, Inc.	72,400	8,692,344
JPMorgan Chase & Co.	471,000	72,444,510
M&T Bank Corp.	223,100	35,180,639
PNC Financial Services Group, Inc.	228,500	42,718,075
		238,583,799
Capital Markets - 1.7%
Affiliated Managers Group, Inc.	153,300	24,707,361
BlackRock, Inc. Class A	13,000	10,650,900
Invesco Ltd.	419,900	11,337,300
State Street Corp.	91,719	7,699,810
		54,395,371
Consumer Finance - 2.2%
Capital One Financial Corp.	189,332	28,225,615
Discover Financial Services	364,222	41,521,308
		69,746,923
Diversified Financial Services - 4.1%
Berkshire Hathaway, Inc. Class B (a)	459,660	126,383,512
Insurance - 3.7%
Allstate Corp.	66,007	8,369,688
American International Group, Inc.	329,000	15,940,050
Chubb Ltd.	257,347	44,158,172
The Travelers Companies, Inc.	299,715	46,353,922
		114,821,832

TOTAL FINANCIALS		603,931,437

HEALTH CARE - 16.4%
Biotechnology - 3.4%
Alexion Pharmaceuticals, Inc. (a)	282,400	47,635,232
Amgen, Inc.	162,393	38,915,859
Regeneron Pharmaceuticals, Inc. (a)	40,200	19,348,260
		105,899,351
Health Care Providers & Services - 8.8%
Anthem, Inc.	95,489	36,227,572
Centene Corp. (a)	922,500	56,955,150
Cigna Corp.	272,364	67,821,360
CVS Health Corp.	413,260	31,573,064
Humana, Inc.	48,400	21,549,616
UnitedHealth Group, Inc.	154,000	61,415,200
		275,541,962
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	984,500	61,452,490
Roche Holding AG (participation certificate)	120,004	39,140,006
Sanofi SA sponsored ADR	576,942	30,214,453
		130,806,949

TOTAL HEALTH CARE		512,248,262

INDUSTRIALS - 13.2%
Aerospace & Defense - 2.3%
L3Harris Technologies, Inc.	158,100	33,079,263
Northrop Grumman Corp.	113,100	40,087,164
		73,166,427
Air Freight & Logistics - 0.5%
Deutsche Post AG	281,200	16,561,888
Building Products - 2.5%
Johnson Controls International PLC	312,000	19,450,080
Owens Corning	315,400	30,533,874
Trane Technologies PLC	157,200	27,326,076
		77,310,030
Electrical Equipment - 1.0%
Regal Beloit Corp.	144,500	20,870,135
Vestas Wind Systems A/S	278,000	11,604,682
		32,474,817
Industrial Conglomerates - 2.6%
3M Co.	203,900	40,196,846
Siemens AG	241,300	40,257,268
		80,454,114
Machinery - 4.3%
ITT, Inc.	268,000	25,275,080
Oshkosh Corp.	350,900	43,662,487
Otis Worldwide Corp.	270,750	21,083,303
Pentair PLC	346,200	22,333,362
Stanley Black & Decker, Inc.	100,700	20,821,739
		133,175,971

TOTAL INDUSTRIALS		413,143,247

INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 2.0%
Cisco Systems, Inc.	1,237,200	62,985,852
Electronic Equipment & Components - 1.3%
TE Connectivity Ltd.	306,734	41,246,521
IT Services - 2.0%
Amdocs Ltd.	260,882	20,020,085
Capgemini SA	78,300	14,346,353
Cognizant Technology Solutions Corp. Class A	332,813	26,758,165
		61,124,603
Semiconductors & Semiconductor Equipment - 0.6%
NXP Semiconductors NV	98,100	18,885,231
Software - 0.5%
NortonLifeLock, Inc.	638,700	13,802,307

TOTAL INFORMATION TECHNOLOGY		198,044,514

MATERIALS - 3.5%
Chemicals - 1.4%
DuPont de Nemours, Inc.	321,190	24,766,961
International Flavors & Fragrances, Inc.	138,176	19,644,482
		44,411,443
Metals & Mining - 2.1%
BHP Billiton Ltd. sponsored ADR (b)	39,700	2,888,572
Lundin Mining Corp.	2,313,900	27,955,429
Newmont Corp.	549,600	34,300,536
		65,144,537

TOTAL MATERIALS		109,555,980

REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.	127,500	32,483,175
Simon Property Group, Inc.	170,200	20,720,148
		53,203,323
Real Estate Management & Development - 2.2%
CBRE Group, Inc. (a)	783,193	66,728,044

TOTAL REAL ESTATE		119,931,367

UTILITIES - 8.3%
Electric Utilities - 6.8%
Duke Energy Corp.	331,400	33,368,666
Evergy, Inc.	466,100	29,816,417
Exelon Corp.	779,712	35,040,257
PG&E Corp. (a)	2,766,800	31,320,176
Portland General Electric Co.	348,800	17,739,968
PPL Corp.	510,900	14,882,517
Southern Co.	748,300	49,515,011
		211,683,012
Multi-Utilities - 1.5%
Dominion Energy, Inc.	598,100	47,788,190

TOTAL UTILITIES		259,471,202

TOTAL COMMON STOCKS
(Cost $2,169,540,077)		2,991,758,296

Nonconvertible Preferred Stocks - 1.9%
INFORMATION TECHNOLOGY - 1.9%
Technology Hardware, Storage & Peripherals - 1.9%
Samsung Electronics Co. Ltd.
(Cost $37,595,728)	895,410	58,691,520

Money Market Funds - 2.2%
Fidelity Cash Central Fund 0.04% (c)	68,600,591	68,614,312
Fidelity Securities Lending Cash Central Fund 0.04% (c)(d)	682,482	682,550
TOTAL MONEY MARKET FUNDS
(Cost $69,296,862)		69,296,862
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,276,432,667)		3,119,746,678
NET OTHER ASSETS (LIABILITIES) - 0.0%		(391,528)
NET ASSETS - 100%		$3,119,355,150

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$31,164
Fidelity Securities Lending Cash Central Fund	28,254
Total	$59,418

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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